Major Customer And Geographic Information	12 Months Ended
Dec. 31, 2012
Major Customer And Geographic Information [Abstract]
Major Customer And Geographic Information

Note 22 - MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION

The Company operates in one reportable segment (see Note 1 for a brief description of the Company's business).

A. Revenues are attributed to geographic areas based on location of the end customers as follows:

	2012	2011	2010
Europe	$561,142	$552,379	$541,749
North America	909,395	890,686	843,985
Israel	519,852	697,261	650,956
Latin America	258,761	165,516	152,147
Asia Pacific	568,458	459,952	459,572
Other	70,999	51,671	21,724
	$2,888,607	$2,817,465	$2,670,133

B. Revenues are generated by the following areas of operations:

	Year ended December 31,
	2012	2011	2010
Airborne systems	$1,054,468	$969,446	$791,111
Land vehicles systems	374,487	405,294	363,245
C4ISR systems	1,017,638	996,382	1,019,068
Electro-optic systems	324,135	300,158	368,808
Other (*)	117,879	146,185	127,901
	$2,888,607	$2,817,465	$2,670,133

(*) Mainly non-defense engineering and production services.

C. Major customer data as a percentage of total revenues:

	Year ended December 31,
	2012	2011	2010
Israeli Ministry of Defense	15%	23%	23%
U.S. Government	8%	8%	7%

D. Long-lived assets by geographic areas:

	Year ended December 31,
	2012	2011	2010
Israel	$863,945	$875,935	$985,953
U.S	208,309	208,640	225,217
Other	144,594	196,105	89,345
	$1,216,847	$1,280,680	$1,300,515